Consolidated Statements of Cash Flows - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Interest received from loans to customers	₸ 843,021	₸ 598,005	₸ 465,989
Other interest received	162,428	71,129	46,387
Interest paid	(597,046)	(454,502)	(257,030)
Expenses paid on obligatory insurance of individual deposits	(13,751)	(10,622)	(7,251)
Net fee revenue received	1,287,487	1,002,604	673,289
Retail revenue received	163,134	68,807
Sales & marketing expenses paid	(43,975)	(34,753)	(24,440)
Other income received	10,714	21,584	27,017
Transaction expenses paid	(29,494)	(27,470)	(22,188)
Cost of goods and services purchased	(302,388)	(164,372)	(78,287)
Technology & product development expenses paid	(73,811)	(50,892)	(38,810)
General & administrative expenses paid	(23,746)	(16,543)	(12,749)
Cash flows from operating activities before changes in operating assets and liabilities	1,382,573	1,002,975	771,927
(Increase)/decrease in operating assets:
Mandatory cash balances with NBRK	(10,197)	(4,193)	(10,183)
Due from banks	(12,002)	(4,771)	27,319
Financial assets at FVTPL	3,252	(4,997)	12,396
Loans to customers	(1,612,989)	(1,132,091)	(760,660)
Other assets	781	(5,407)	(24,788)
Increase/(decrease) in operating liabilities:
Due to banks	24,254	(27,590)	(60,057)
Customer accounts	1,044,723	1,434,259	1,186,731
Financial liabilities at FVTPL	(903)	1,019	(2,261)
Other liabilities	(19,540)	28,708	13,982
Cash inflow from operating activities before income tax	799,952	1,287,912	1,154,406
Income tax paid	(218,060)	(181,784)	(133,422)
Net cash inflow from operating activities	581,892	1,106,128	1,020,984
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and intangible assets	(95,726)	(50,257)	(59,468)
Proceeds on sale of property and equipment	519	221	528
Proceeds on disposal of investment securities at FVTOCI	633,058	2,481,230	1,091,918
Purchase of investment securities at FVTOCI	(646,215)	(2,620,502)	(1,520,139)
Acquisitions of subsidiaries, net of cash and cash equivalent acquired	0	(29,052)
Net cash outflow from investing activities	(108,364)	(218,360)	(487,161)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(646,056)	(560,132)	(210,102)
Dividends paid by subsidiary to non-controlling interest	(12,094)	(8,574)	(2,137)
Purchase of treasury shares	(2,852)	(60,703)	(63,672)
Repayment of debt securities issued	(48,769)	(41,261)
Repayment of subordinated debt	0	(5,300)
Net cash outflow from financing activities	(709,771)	(675,970)	(275,911)
Effect of changes in foreign exchange rate on cash and cash equivalents	35,247	(6,692)	15,347
NET (DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	(200,996)	205,106	273,259
CASH AND CASH EQUIVALENTS, beginning of period	820,466	615,360	342,101
CASH AND CASH EQUIVALENTS, end of period	₸ 619,470	₸ 820,466	₸ 615,360